Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 2,014	[1]	$ 4,070	[1],[2]	$ 2,446	[2]
Accrued vendor and other expenses	2,967		1,277		1,060
Accrued expenses and other current liabilities	$ 4,981		$ 5,347		$ 3,506

[1]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).
[2]	Includes deferred compensation for certain executives and deferred board fees for one director.